Segment and geographic information	12 Months Ended
Mar. 31, 2023
Segment and Geographic Information [Abstract]
Segment and geographic information
20. Segment and geographic information:
Operating segments—
We established our Investment Management Division to replace our former Asset Management Division and the Merchant Banking Division on April 1, 2021. Accordingly, our operating management and management reporting are prepared based on our Retail, Investment Management and Wholesale Divisions. We have disclosed business segment information in accordance with this structure.
The accounting policies for segment information generally follow U.S. GAAP, except for a part of the impact of unrealized gains/losses on certain investments in equity securities held for operating purposes, which under U.S. GAAP are included in
Income (loss) before income taxes
, but excluded from segment information.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
,” based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business
segments’ results are shown in the following tables.
Net interest revenue
is disclosed because management monitors interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not consider such information for its operating decisions and therefore, it is not reported to management.
Certain comparative amounts have been reclassified to conform to the current year’s presentation, in accordance with the realignment in April 202
1
.

	Millions of yen
	Retail	Investment Management	Wholesale (1)(2) (3)(4)	Other (Incl. elimination)	Total
Year ended March 31, 2021
Non-interest revenue	¥366,271	¥153,523	¥524,019	¥205,411	¥1,249,224
Net interest revenue	2,538	9,627	167,337	(38,399)	141,103

Net revenue	368,809	163,150	691,356	167,012	1,390,327
Non-interest expenses	276,480	72,142	627,051	195,528	1,171,201

Income (loss) before income taxes	¥92,329	¥91,008	¥64,305	¥(28,516)	¥219,126

Year ended March 31, 2022
Non-interest revenue	¥324,642	¥129,848	¥617,227	¥232,437	¥1,304,154
Net interest revenue	3,343	18,145	85,828	(53,203)	54,113

Net revenue	327,985	147,993	703,055	179,234	1,358,267
Non-interest expenses	268,745	76,478	628,563	163,481	1,137,267

Income (loss) before income taxes	¥59,240	¥71,515	¥74,492	¥15,753	¥221,000

Year ended March 31, 2023
Non-interest revenue	¥297,496	¥120,096	¥809,681	¥175,034	¥1,402,307
Net interest revenue	2,695	8,463	(37,301)	(10,316)	(36,459)

Net revenue	300,191	128,559	772,380	164,718	1,365,848
Non-interest expenses	266,695	85,064	743,011	91,333	1,186,103

Income (loss) before income taxes	¥33,496	¥43,495	¥29,369	¥73,385	¥179,745

(1)
Non-interest
revenue
and
Non-interest
expense
for the year ended March 31, 2021 include losses of ¥245,749 million arising from the U.S. Prime Brokerage Event. The losses are reported within
Net gain on trading
in the amount of ¥(204,188) million and in
Non-interest
expenses
—
Other
in the amount of ¥41,561 million in the consolidated statements of income

(2)
Non-interest
revenue
and
Non-interest
expense
for the year ended March 31, 2022 include losses of ¥65,362 million arising from the U.S. Prime Brokerage Event. The losses are reported within
Net gain on trading
in the amount of ¥(56,073) million and in
Non-interest
expenses
—
Other
in the amount of ¥9,289 million in the consolidated statements of income.

(3)
Non-interest
revenue
and
Non-interest
expense
for the year ended March 31, 2022 include gains of ¥14,696 million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event was
reasonably estimated. The gains are reported within
Net gain on trading
in the amount of ¥12,161 million and in
Non-interest
expenses
—
Other
in the amount of ¥(2,535) million in the consolidated statements of income.

(4)
Non-interest
revenue
and
Non-interest
expense
for the year ended March 31, 2023 include gains of ¥ 12,025
million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event was reasonably estimated and collected. The gains are reported within
Net gain on trading
in the amount of ¥9,954 million and in
Non-interest
expenses—Other
in the amount of ¥(2,071) million in the consolidated statements of income.

Transactions
between operating segments are recorded within segment results based on commercial terms and conditions and are eliminated in “
Other
.”
The following table presents the major components of
Income (loss) before income taxes
in
“Other”
for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Net gain (loss) related to economic hedging transactions	¥(11,450)	¥(9,937)	¥(4,846)
Realized gain on investments in equity securities held for operating purposes	1,731	1,355	28,385
Equity in earnings of affiliates (1)	(16,410)	36,790	47,744
Corporate items (2)	4,956	(91,073)	(12,590)
Other (3)(4)(5)(6)	(7,343)	78,618	14,692

Total	¥(28,516)	¥15,753	¥73,385

(1)
Includes an impairment loss of ¥47,661 million recognized in respect of Nomura’s investment in Nomura Real Estate holdings, Inc. during the year ended March 31, 2021. Based on the period and extent to which the share price of the investee (and therefore its estimated fair value) was below the carrying value of the investment, Nomura determined the impairment was other-than-temporary and an impairment loss was recognized through earnings. The loss was reported within
Non-interest
expenses—Other
in the consolidated statements of income.

(2)
Income before income taxes for the year ended March 31, 2022 includes a loss of approximately ¥62.0 billion related to legacy transactions in the U.S. from before the global financial crisis (2007 – 2008) that was recognized including legal expenses as well as certain transactions intended to mitigate future losses.

(3)
Loss before income taxes for the year ended March 31, 2021 includes a gain of ¥ 71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.

(4)
Income before income taxes for the year ended March 31, 2022 includes a gain of approximately ¥79.0 billion from the partial sale of Nomura’s investment in the ordinary shares of Nomura Research Institute, Ltd.

(5)	Income before income taxes for the year ended March 31, 2023 includes a gain of approximately ¥28.0 billion from the sale of Nomura Research Institute, Ltd. ordinary shares.
(6)	Includes the impact of Nomura’s own creditworthiness.
The
table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income (loss) before income taxes
in the consolidated statements of income for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Net revenue	¥1,390,327	¥1,358,267	¥1,365,848
Unrealized gain (loss) on investments in equity securities held for operating purposes	11,545	5,623	(30,271)

Consolidated net revenue	¥1,401,872	¥1,363,890	¥1,335,577

Non-interest expenses	¥1,171,201	¥1,137,267	¥1,186,103
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,171,201	¥1,137,267	¥1,186,103

Income (loss) before income taxes	¥219,126	¥221,000	¥179,745
Unrealized gain (loss) on investments in equity securities held for operating purposes	11,545	5,623	(30,271)

Consolidated income (loss) before income taxes	¥230,671	¥226,623	¥149,474

(1)	Includes a reversal of unrealized gain (loss) on investments in equity securities held for operating purposes that were sold in the years ended March 31, 2021, 2022 and 2023.
Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.
The tables below present a geographic allocation of
Net revenue
and
Income (loss)
before income taxes
from operations by geographic areas for the years ended March 31, 2021, 2022 and 2023 and Long-lived assets associated with Nomura’s operations as of March 31, 2021, 2022 and 2023.
Net revenue
in Americas and Europe in the table substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and

Long-lived assets have been allocated based on transactions with external customers while
Income (loss)
before income taxes
has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2021 (2)	2022 (2)	2023 (3)

Net revenue (1)(3) :
Americas	¥226,741	¥289,571	¥290,036
Europe	142,941	131,393	163,977
Asia and Oceania	66,985	85,081	68,817

Subtotal	436,667	506,045	522,830
Japan	965,205	857,845	812,747

Consolidated	¥1,401,872	¥1,363,890	¥1,335,577

Income (loss) before income taxes (3) :
Americas	¥(76,963)	¥(40,950)	¥(51,743)
Europe	14,283	(21,774)	9,206
Asia and Oceania	49,205	28,586	31,003

Subtotal	(13,475)	(34,138)	(11,534)
Japan	244,146	260,761	161,008

Consolidated	¥230,671	¥226,623	¥149,474

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Includes losses arising from the U.S. Prime Brokerage Event.
(3)	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.

Millions of yen
Year ended March 31
2021	2022	2023

Long-lived assets:
Americas	¥98,611	¥103,045	¥114,946
Europe	65,165	53,643	53,161
Asia and Oceania	26,690	23,600	23,839

Subtotal	190,466	180,288	191,946
Japan	303,355	269,135	308,941

Consolidated	¥493,821	¥449,423	¥500,887